Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 12, 2021	Nov. 14, 2019	Dec. 31, 2014
Expenses from transactions with related parties
Other expenses	$ (18,000,000)		$ (57,000,000)	$ (10,000,000)
Total	(221,000,000)		(310,000,000)	(412,000,000)
Income and gains from transactions with related parties
Other revenue	2,000,000		2,000,000	3,000,000
Total	314,000,000		343,000,000	322,000,000
LIABILITIES
Total	87,000,000		356,000,000
Amounts due to non-controlling interests, associates and joint ventures	0	[1]	29,000,000
Amounts receivable	70,000,000		299,000,000
Amounts due from non-controlling interests, associates and joint ventures	24,000,000	[1]	90,000,000
Current receivables due from related parties	42,000,000	[1]	206,000,000
Non-current receivables due from related parties	24,000,000	[1]	90,000,000
Gain (loss) on disposal of equity investments	(15,000,000)		25,000,000	(32,000,000)
Guatemala joint ventures
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired					45.00%
LIABILITIES
Repayments of non-current borrowings	193,000,000
6.875% Senior Notes | Guatemala joint ventures
LIABILITIES
Borrowings face amount							$ 800,000,000
6.875% Senior Notes | Guatemala joint ventures | Fixed rate loans
LIABILITIES
Borrowings, interest rate							6.875%
Other related parties
LIABILITIES
Total	2,000,000		1,000,000
Amounts receivable	5,000,000		5,000,000
Kinnevik | Principal shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage						37.00%
LIABILITIES
Shareholder ownership percentage						37.00%
Miffin | Entities with joint control or significant influence over entity
Expenses from transactions with related parties
Purchases of goods and services	(165,000,000)		(216,000,000)	(214,000,000)
Income and gains from transactions with related parties
Sale of goods and services	14,000,000		15,000,000	13,000,000
Guatemala joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	0		231,000,000
Amounts receivable	0		206,000,000
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	69,000,000		103,000,000
Amounts receivable	62,000,000		84,000,000
Honduras joint ventures | Joint ventures where entity is venturer | Sale Of Shares Consideration Receivable
LIABILITIES
Amounts due from non-controlling interests, associates and joint ventures	24,000,000
Receivables due from related parties	53,000,000
Cash receipts from repayment of advances and loans made to related parties	30,000,000
Receivables due from related parties	53,000,000
Non-current receivables due from related parties	24,000,000
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Total	15,000,000		20,000,000
Amounts receivable	2,000,000		3,000,000
EPM | Joint ventures where entity is venturer
Expenses from transactions with related parties
Purchases of goods and services	(39,000,000)		(37,000,000)	(42,000,000)
Income and gains from transactions with related parties
Sale of goods and services	299,000,000		327,000,000	306,000,000
Panama Non-Controlling Interest | Entities with joint control or significant influence over entity
LIABILITIES
Total	1,000,000		1,000,000
Helios Towers Africa Ltd (HTA) | Joint ventures where entity is venturer
Expenses from transactions with related parties
Lease of towers and related services from HTA	0		0	$ (146,000,000)
Panama
LIABILITIES
Amounts receivable	1,000,000		1,000,000
Ghana
LIABILITIES
Amounts receivable	$ 0		$ 0
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%
LIABILITIES
Percentage ownership held by non-controlling interest	50.00%
Cable Onda S.A | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%
LIABILITIES
Percentage ownership held by non-controlling interest	20.00%
Telefonica Moviles Panama | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%
LIABILITIES
Percentage ownership held by non-controlling interest	20.00%

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.